Consolidated statements of changes in equity (Parenthetical) SFr in Millions	12 Months Ended
Dec. 31, 2015 CHF (SFr)
Tax benefit (charge) from the excess fair value of compensation expense	SFr (28)
Bank
Tax benefit (charge) from the excess fair value of compensation expense	(28)
Additional paid-in capital increase, capital contribution	SFr 5,300